[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER EMERGING MARKETS VCT PORTFOLIO--CLASS II SHARES

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST
TABLE OF CONTENTS

Pioneer Emerging Markets VCT Portfolio

     Portfolio and Performance Update                                  2

     Portfolio Management Discussion                                   3

     Schedule of Investments                                           5

     Financial Statements                                              9

     Notes to Financial Statements                                    13

     Report of Independent Public Accountants                         17

     Trustees, Officers and Service Providers                         18

PIONEER EMERGING MARKETS VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 12/31/01

[CHART OF PORTFOLIO DIVERSIFICATION]
(As a percentage of total investment portfolio)

International Common Stocks                              65%
Depositary Receipts for International Stocks             29%
U.S. Common Stocks                                        4%
U.S. Preferred Stocks                                     1%
International Preferred Stocks                            1%

[CHART OF GEOGRAPHICAL DISTRIBUTION]
(As a percentage of equity holdings)

South Korea                            13%
Taiwan                                 13%
India                                  10%
Hong Kong                               9%
South Africa                            8%
Brazil                                  7%
Mexico                                  5%
Malaysia                                5%
Russia                                  4%
Thailand                                3%
Chile                                   3%
Singapore                               3%
Turkey                                  2%
Poland                                  2%
Israel                                  2%
People's Republic of China              2%
Indonesia                               2%
Other                                   7%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Anglogold Ltd.                                               2.41%
   2. Korea Electric Power Corp.                                   2.23
   3. Grupo Medelo SA de CV                                        2.11
   4. SK Telecom Co., Ltd.                                         1.70
   5. Telefonos de Mexico SA                                       1.66

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                         12/31/01        12/31/00
Net Asset Value per Share                                $ 11.19         $ 12.08

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(12/31/00 - 12/31/01)                   DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                        $   -          $    -          $    -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER EMERGING MARKETS VCT PORTFOLIO at net asset value, compared to the growth of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                   Pioneer Emerging         MSCI Emerging Markets
                Markets VCT Portfolio*            Free Index
          5/00               $    10,000                 $   10,000
          6/00               $    10,654                 $   10,352
                             $     9,883                 $    9,820
                             $    10,033                 $    9,868
                             $     8,823                 $    9,007
                             $     8,064                 $    8,354
                             $     7,318                 $    7,623
         12/00               $     7,575                 $    7,808
                             $     8,616                 $    8,883
                             $     7,958                 $    8,188
                             $     6,904                 $    7,384
                             $     7,174                 $    7,748
                             $     7,299                 $    7,840
          6/01               $     7,224                 $    7,680
                             $     6,892                 $    7,194
                             $     6,929                 $    7,123
                             $     6,120                 $    6,021
                             $     6,352                 $    6,394
                             $     6,816                 $    7,062
         12/01               $     7,017                 $    7,623

Index comparison begins 5/31/00. The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. You cannot invest directly in the Index.

AVERAGE ANNUAL
TOTAL RETURNS
(As of December 31, 2001)

NET ASSET VALUE*

Life-of-Class                -23.94%
(5/01/00)

1 Year                       - 7.37%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

  Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 12/31/01

For the fiscal year ended December 31, 2001, Pioneer Emerging Markets VCT Portfolio's Class II shares returned -7.37% at net asset value. This performance compares to the -2.37% return for the MSCI Emerging Markets Free Index for the same period.

In the following discussion, Mark Madden, portfolio manager of the Pioneer Emerging Markets VCT Portfolio, addresses the factors impacting the Portfolio's performance and the outlook for the emerging markets.

Q: WHAT FACTORS INFLUENCED THE PERFORMANCE OF EMERGING MARKETS IN THE 12 MONTHS
   ENDED DECEMBER 31, 2001?

A: Slowing global growth and fear of a recession in the United States led to negative returns for most equity markets in the last 12 months. Emerging markets were not immune from this global equity market weakness. Many export-dependent countries, such as Taiwan and South Korea, experienced a sharp drop in demand for electronic components and equipment, commodity materials and other exports leading to deceleration in economic growth and weaker corporate earnings. In addition, the uncertainty relating to global growth prospects dampened sentiment across nearly all emerging markets and contributed to slowing investment and domestic consumption.

   Local factors also hurt several key emerging markets this year. Argentina's struggle to restructure its government debt obligations while maintaining its strict dollar-linked currency regime led to weakness locally and in neighboring Chile and Brazil. The Israeli market fell as the peace process unraveled and government spending exceeded budget targets to bolster defense needs. In Turkey, meanwhile, deteriorating debt dynamics forced the government to float the lira in February, tipping the economy into a recession.

   The performance of the Portfolio lagged its benchmark (the MSCI Emerging Markets Free Index) due primarily to the following two factors. First, the Portfolio had underweight positions in South Korea and Mexico - we had expected these markets to be adversely affected by the global economic downturn due to their high dependence on exports to the United States and European markets. Despite the downturn in exports, the equity markets of these countries proved resilient. The second factor contributing to the Portfolio's underperformance was its limited presence in the technology sector. In the last quarter of the year, technology stocks advanced strongly as hopes emerged for a sharp recovery in the global economy. We have maintained our underweight position in technology because we believe the extent of the global recovery may prove disappointing and valuations in the technology sector are not as attractive as in other sectors.

   The Portfolio's performance was helped by its relatively smaller positions in many countries (Argentina, Brazil, Turkey and Israel) that were experiencing crisis. Late in the fiscal year, we became more optimistic on some of these countries, such as Turkey, as we viewed the market to be exceptionally cheap with the potential for a turnaround in the macroeconomic situation. The Portfolio's performance was also helped by overweight positions in China and Hong Kong. China's economy has proved resilient in the global downturn, and its market remains attractively valued.

Q: WHERE ARE YOU FINDING ATTRACTIVE INVESTMENT OPPORTUNITIES IN THE EMERGING
   MARKETS?

A: As for countries, we are most optimistic on the prospects for China and India. We believe the economies in these countries are poised to grow at rates higher than most other countries and the stocks in these countries are attractively valued. China's entry into the World Trade Organization (WTO) may encourage more foreign direct investment into China and may help bolster economic growth. We believe these continued positive developments in the Chinese economy provide a positive environment for the Portfolio's China and Hong Kong stocks.

[SIDENOTE]

Investing in emerging markets carries its own set of risks, including but not limited to, currency fluctuations, and social and economic instability. However, we feel confident that the long-term prospects invite serious consideration.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

   As for sectors, we still favor domestic-oriented sectors such as the financial, consumer and telecommunications sectors. Many emerging markets have had depressed consumption in recent years due to the economic difficulties that began in 1997. We believe this pent-up demand will provide the underpinnings for economic growth and corporate earnings growth over the next several years. The telecommunications industry, particularly wireless services, is still growing at a healthy rate in many emerging markets, and service providers are generating strong cash flows. This contrasts with the experience of telecommunications service providers in many developed markets which have experienced difficulties in the last year due to slowing growth in their target markets and due to their high debt burden and weak cashflows. We are less optimistic for export-oriented sectors, such as technology hardware and equipment, that are more dependent on the health of the U.S. and European economies. We believe equity markets are now too optimistic in their expectation of a strong acceleration in demand next year in the United States and Europe. We believe that U.S. imports of electronic equipment, autos and other goods will continue to be weak in the near term. The excess investment in technology and other areas made during the last five years may take longer than one year to correct, in our view.

Q: WHAT IS YOUR OUTLOOK?

A: We continue to be optimistic about the prospects for emerging markets. First, the interest rate and liquidity environment is very favorable to equity markets. Second, valuations of emerging market stocks are very attractive, especially when compared to the valuations in developed markets. Finally, earnings growth potential remains strong for many domestic-oriented companies that do not depend on sales to customers in the United States. The main risk to our outlook relates to the health of the U. S. and world economy. If the downturn in the U.S. economy proves steeper and longer than expected, this will negatively impact the performance of global equity markets. Despite the potential global risk to equity markets, we believe that investors in emerging markets will be rewarded over the long term because we believe the growth prospects and valuations of emerging market stocks are more attractive than those of companies in the United States.

SCHEDULE OF INVESTMENTS 12/31/01

    SHARES                                                             VALUE
             PREFERRED STOCKS - 2.0%
             COMMUNICATION - 0.2%
             TELEPHONE - 0.2%
     1,901   Tele Norte Leste Participacoes (A.D.R.)            $     29,713
                                                                ------------
             TOTAL COMMUNICATION SERVICES                       $     29,713
                                                                ------------
             FINANCIALS - 0.7%
             BANKS (MAJOR REGIONAL) - 0.7%
   660,000   Banco Itau S.A.                                    $     50,272
    95,800   Siam Commercial Bank                                     36,605
                                                                ------------
                                                                $     86,877
                                                                ------------
             TOTAL FINANCIALS                                   $     86,877
                                                                ------------
             UTILITIES - 1.1%
             ELECTRIC COMPANIES - 1.1%
    16,400   Centrais Electricas Brasileiras SA (A.D.R.)        $    110,700
 2,563,500   Cemig-Cia Energetica                                     36,614
                                                                ------------
             TOTAL UTILITIES                                    $    147,314
                                                                ------------
             TOTAL PREFERRED STOCKS
             (Cost $224,358)                                    $    263,904
                                                                ------------
             COMMON STOCKS - 97.8%
             BASIC MATERIALS - 13.8%
             ALUMINUM - 0.5%
     1,500   Aluminium Corp of China (A.D.R.)*                  $     26,220
     2,800   Hindalco Industries Ltd.                                 37,151
                                                                ------------
                                                                $     63,371
                                                                ------------
             CHEMICALS - 0.4%
     4,069   Daelim Industrial Co.                              $     42,758
                                                                ------------
             CHEMICALS (SPECIALTY) - 1.3%
    74,200   Formosa Plastic Corp.                              $     68,149
    96,030   Nan Ya Plastics Corp.                                    73,637
    35,600   Indian Petrochemicals Corp. Ltd.                         38,797
                                                                ------------
                                                                $    180,583
                                                                ------------
             CONSTRUCTION (CEMENT & AGGREGATES) - 0.4%
    13,100   Gujarat Ambuja Cements Ltd.                        $     51,604
                                                                ------------
             GOLD & PRECIOUS METALS MINING - 4.2%
     9,075   Anglogold Ltd.                                     $    319,271
   211,000   PT Aneka Tambang TBK                                     16,231
     5,600   Compania de Minas Buenaventura SA                       116,088
    21,700   Gold Fields Ltd.                                        104,023
                                                                ------------
                                                                $    555,613
                                                                ------------
             IRON & STEEL - 3.6%
   230,880   China Steel Corp., Ltd.                            $     90,172
    76,600   Siderca SAIC                                            144,528
     2,800   Pohang Iron & Steel Co. Ltd. (A.D.R.)                    64,400
    20,700   Remgro Ltd.                                             111,309
    35,300   Tata Iron and Steel Co. Ltd.                             63,836
                                                                ------------
                                                                $    474,245
                                                                ------------
             METALS MINING - 2.9%
   150,000   Yanzhou Coal Mining                                $     47,610
    12,600   Freeport-McMoRan
             Copper & Gold, Inc. (Class B)*                          168,714
    14,000   KGHM Polska Miedz SA                                     45,902
     5,100   Companhia Vale do Rio Doce (A.D.R.)                     120,411
                                                                ------------
                                                                $    382,637
                                                                ------------
             PAPER & FOREST PRODUCTS - 0.5%
     3,900   Aracruz Cellulose                                  $     70,902
                                                                ------------
             TOTAL BASIC MATERIALS                              $  1,821,713
                                                                ------------
             CAPITAL GOODS - 2.8%
             ELECTRICAL EQUIPMENT - 0.5%
    22,200   Bharat Heavy Electricals                           $     64,731
                                                                ------------
             MANUFACTURING (DIVERSIFIED) - 0.7%
    36,000   China Resources Enterprise Ltd.                    $     33,702
   263,300   Glorious Sun Enterprises Ltd.                            39,506
     4,300   Grasim Industries Ltd.                                   24,487
                                                                ------------
                                                                $     97,695
                                                                ------------
             METAL FABRICATORS - 1.4%
    20,400   Tubos de Acero de Mexico SA (A.D.R.)               $    182,376
                                                                ------------
             TRUCKS & PARTS - 0.2%
     6,050   Larsen & Toubro Ltd.                               $     24,014
                                                                ------------
             TOTAL CAPITAL GOODS                                $    368,816
                                                                ------------
             COMMUNICATION SERVICES - 14.6%
             CELLULAR/WIRELESS TELECOMMUNICATIONS - 5.9%
    62,700   Smartone Telecommunications*                       $     74,779
    41,500   China Mobile Ltd.*                                      146,090
    58,527   Taiwan Cellular Corp.*                                   78,371
    47,200   Advanced Information Service, Plc.                       43,486
     8,200   China Mobile (Hong Kong) Ltd. (A.D.R.)*                 143,336
     3,500   Mobinil-Egyptian Mobile Services*                        25,468
    10,437   SK Telecom Co., Ltd.                                    225,648
   130,500   United Communication
             Industry Public Co., Ltd.*                               51,929
                                                                ------------
                                                                $    789,107
                                                                ------------
             TELECOMMUNICATIONS (LONG DISTANCE) - 0.8%
    29,000   Asia Satellite Telecommunications
             Holdings Ltd.                                      $     48,347
         1   Celular CRT Participacoes SA*                                 -
     5,875   Videsh Sanchar Nigam Ltd.                                56,400
                                                                ------------
                                                                $    104,747
                                                                ------------
   The accompanying notes are an integral part of these financial statements.

                                        5

SHARES                                                                 VALUE
             TELEPHONE - 7.9%
     5,000   Brasil Telecom Participacoes SA                    $         23
         3   Brasil Telecom Participacoes SA*                              -
        22   Carso Global Telecom*                                        48
     7,500   Compania de Telephonos
             de Chile SA (A.D.R.)*                                   100,950
       700   Korea Telecom Corp.                                      26,721
    10,700   Korea Telecom Corp.                                     217,531
    14,300   Mahanagar Telephone Nijam Ltd.*                          37,559
    12,600   Philippine Long Distance Telephone Co.                  101,948
    11,900   PT Indosat Indonesian Satellite Corp.
             (A.D.R.) (Local Shares)                                 105,315
     1,600   SPT Telecom AS                                           16,362
     2,400   Tele Centro Oeste Celular Participacoes SA               16,800
   128,300   TelecomAsia Corp. Public Co., Ltd.*                      29,298
     6,300   Telefonos de Mexico SA (L Shares) (A.D.R.)              220,626
    19,000   Telekom Malaysia                                         51,500
    10,540   Telekomunik Indonesia SP (A.D.R.)                        61,132
    16,700   Telekomunikacja Polska SA*                               58,966
                                                                ------------
                                                                $  1,044,779
                                                                ------------
             TOTAL COMMUNICATION SERVICES                       $  1,938,633
                                                                ------------
             CONSUMER CYCLICALS - 7.5%
             AUTO PARTS & EQUIPMENT - 0.9%
    42,000   Cycle & Carriage                                   $     70,057
     1,800   Halla Climate Control Co.                                49,522
                                                                ------------
                                                                $    119,579
                                                                ------------
             AUTOMOBILES - 2.8%
     5,800   Hyundai Heavy Industries                           $    112,144
 1,228,500   Koc Holdings AS                                          32,030
    54,700   Mahindra & Mahindra Ltd. (G.D.R.)*                       94,358
    57,900   Sime Daime Darby Brd                                     74,661
    27,699   Tata Engineering                                         57,328
                                                                ------------
                                                                $    370,521
                                                                ------------
             BUILDING MATERIALS - 0.1%
       231   Suez Cement Co.*                                   $      1,624
     2,232   Suez Cement Co. (G.D.R.) (144A)                          14,843
                                                                ------------
                                                                $     16,467
                                                                ------------
             HOMEBUILDING - 0.2%
   315,900   Ayala Land, Inc.*                                  $     29,692
                                                                ------------
             LEISURE TIME (PRODUCTS) - 0.7%
     4,935   Bajaj Auto Ltd. (Demat Shares)                     $     38,783
    29,000   Berjaya Sports Toto Bhd.                                 48,461
                                                                ------------
                                                                $     87,244
                                                                ------------
             LODGING-HOTELS - 1.0%
    21,800   Indian Hotels Co. Ltd.                             $     70,278
    35,000   Resorts World Bhd.                                       56,645
                                                                ------------
                                                                $    126,923
                                                                ------------
             PUBLISHING - 0.3%
   326,000   Oriental Press                                     $     40,553
                                                                ------------
             SERVICES (COMMERCIAL & CONSUMER) - 0.6%
    23,207   Bidvest Group Ltd.                                 $     85,515
                                                                ------------
             TEXTILES (HOME FURNISHINGS) - 0.7%
   253,569   Far Eastern Textile Ltd. (G.D.R.)                  $     94,318
                                                                ------------
             TEXTILES (SPECIALTY) - 0.2%
    48,600   Formosa Chemicals & Fibre Corp.                    $     32,678
                                                                ------------
             TOTAL CONSUMER CYCLICALS                           $  1,003,490
                                                                ------------
             CONSUMER STAPLES - 15.4%
             BEVERAGES (ALCOHOLIC) - 3.7%
 1,190,000   Andalou Efes                                       $     29,393
   125,200   Grupo Modelo S.A. de CV                                 280,456
    27,800   South African Breweries Plc.                            183,093
                                                                ------------
                                                                $    492,942
                                                                ------------
             BEVERAGES (NON-ALCOHOLIC) - 1.3%
     5,100   Embotelladora Andina SA (A.D.R.)                   $     49,725
     1,400   Fomento Economico Mexicano, SA de CV                     48,370
    21,100   Sermsuk Public Co., Ltd.*                                73,466
                                                                ------------
                                                                $    171,561
                                                                ------------
             DISTRIBUTORS (FOOD & HEALTH) - 0.5%
     3,900   Compania Cervecerias Unidas SA                     $     69,420
                                                                ------------
             ENTERTAINMENT - 0.4%
    21,800   Tanjong Public Co., Ltd.                           $     48,763
                                                                ------------
             FOODS - 1.9%
     1,880   Cheil Jedang Corp.                                 $     71,120
   288,440   President Enterprises Corp.                             105,225
   725,800   PT Indofood Sukses Makmur Tbk.                           43,618
     6,700   Tiger Brands Ltd.                                        33,514
                                                                ------------
                                                                $    253,477
                                                                ------------
             HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.6%
     2,900   LG Household & Health Care Ltd.*                   $     64,050
 1,720,400   Arcelik AS                                               18,001
                                                                ------------
                                                                $     82,051
                                                                ------------
             PERSONAL CARE - 1.2%
    16,300   Colgate-Palmolive (India)                          $     56,384
    21,000   Hindustan Lever Ltd.                                     97,400
                                                                ------------
                                                                $    153,784
                                                                ------------
             RESTAURANTS - 0.5%
    60,400   Kentucky Fried Chicken Bhd.                        $     70,255
                                                                ------------
             RETAIL STORES (FOOD CHAINS) - 2.2%
     5,000   Distribucion y Servicio D&A SA                     $     65,500
   851,200   Migros Turk T.A.S.                                       73,002
    60,659   President Chain Store Corp.                             128,434
     6,800   Santa Isabel SA                                          27,200
                                                                ------------
                                                                $    294,136
                                                                ------------

   The accompanying notes are an integral part of these financial statements.

                                        6

    SHARES                                                             VALUE
             TOBACCO - 3.1%
     6,000   British American Tabacco Bhd.                      $     58,421
    10,310   ITC Ltd.                                                159,805
    26,300   Korea Tobacco & Ginseng
             Corp. (G.D.R.) (144A)*                                  197,250
                                                                ------------
                                                                $    415,476
                                                                ------------
             TOTAL CONSUMER STAPLES                             $  2,051,865
                                                                ------------
             ENERGY - 8.6%
             OIL & GAS (PRODUCTION/EXPLORATION) - 1.3%
   532,000   China Petroleum & Chemical                         $     73,001
     3,800   Mol Magyar Olaj                                          68,709
    46,900   PTT Public Co., Ltd.*                                    36,583
                                                                ------------
                                                                $    178,293
                                                                ------------
             OIL & GAS (REFINING & MARKETING) - 1.5%
     6,000   SK Corp.                                           $     68,552
    20,800   Hindustan Petroleum                                      60,217
     7,500   Polski koncern Nafto (G.D.R.)                            70,875
                                                                ------------
                                                                $    199,644
                                                                ------------
             OIL (DOMESTIC INTEGRATED) - 0.5%
 7,069,550   Tupras-Turkiye Petrol Rafinerileri AS              $     59,418
                                                                ------------
             OIL (INTERNATIONAL INTEGRATED) - 5.3%
    74,900   CNOOC Ltd.                                         $     70,599
     3,880   Lukoil Holding (A.D.R.)                                 192,060
     3,900   Petroleo Brasileiro SA                                   90,870
     8,400   Petroloe Brasiliero*                                    186,732
    10,500   Surgutneftegaz (A.D.R.)                                 166,950
                                                                ------------
                                                                $    707,211
                                                                ------------
             TOTAL ENERGY                                       $  1,144,566
                                                                ------------
             FINANCIALS - 20.8%
             BANKS (MAJOR REGIONAL) - 9.7%
     2,744   Banco Bradesco SA                                  $     70,521
    68,300   Bangkok Bank Ltd. (Foreign Shares)*                      76,052
   108,200   Bank Sinopac*                                            45,199
     1,781   Bank Zachodni*                                           22,459
   176,964   Chinatrust Commercial Bank                              106,330
     4,400   Commercial International Bank                            26,814
     6,600   Credicorp Ltd.                                           57,750
    23,000   Development Bank of Singapore Ltd.                      171,893
     5,154   Kookmin Bank                                            196,185
    52,900   Malayan Banking Bhd.                                    115,545
     9,500   MISR International (G.D.R.) (144A)*                      20,663
   136,500   National Finance Public Co., Ltd.*                       32,713
     2,800   Powszechny Bank Kredy                                    80,151
    58,600   Public Bank Berhad (Foreign)                             41,174
     5,225   Shinhan Financial Group Co., Ltd.*                       70,079
    24,100   Standard Bank Investment Corp., Ltd.                     62,385
     8,900   State Bank of India                                      33,693
     5,680   United Overseas                                          39,066
 8,260,213   Yapi ve Kredi Bankasi AS*                                25,220
                                                                ------------
                                                                $  1,293,892
                                                                ------------
             BANKS (MONEY CENTER) - 1.7%
     9,000   Overseas-Chinese Banking Corp., Ltd.               $     53,615
    72,000   PT Lippo Bank TBK
             (Certificate of Entitlement)*                                 -
12,090,496   Turkiye Is Bankasi (Isbank)                              67,192
   175,100   United World Chinese Commercial Bank                    105,711
                                                                ------------
                                                                $    226,518
                                                                ------------
             FINANCIAL (DIVERSIFIED) - 3.0%
    45,000   Alexander Forbes Ltd.*                             $     58,900
     1,030   Chang Hwa Commercial Bank                                   424
    89,250   FirstRand Ltd.                                           55,432
     3,952   Hana Bank                                                51,042
     3,300   Housing Development
             Finance Corp. Ltd. (Demat Shares)                        45,377
     5,700   ICICI Ltd. (A.D.R.)                                      34,086
    65,000   New World Development Co., Ltd.                          56,683
    11,300   Ultrapar Participacoes SA                                91,456
                                                                ------------
                                                                $    393,400
                                                                ------------
             INSURANCE (PROPERTY-CASUALTY) - 1.0%
    81,539   Cathay Financial Holdings Co.*                     $    132,982
                                                                ------------
             INVESTMENT BANK/BROKERAGE - 1.6%
     5,300   Daewoo Securities Co.*                             $     41,314
     1,000   Samsung Securities Co. Ltd.                              36,569
    57,240   Yuanta Securities Co., Ltd.*                             39,470
   100,400   Polaris Securities Co. Ltd.*                             42,372
     4,100   Investec Group Ltd.                                      54,689
                                                                ------------
                                                                $    214,414
                                                                ------------
             INVESTMENT MANAGEMENT - 1.5%
   176,776   China Development Fianancial*                      $    118,862
 6,354,000   Haci Omer Sabanci Holding AS*                            34,440
    66,100   Sanlam Ltd.                                              50,698
                                                                ------------
                                                                $    204,000
                                                                ------------
             REAL ESTATE - 0.6%
   250,700   New World China Land Ltd.*                         $     80,376
                                                                ------------
             REAL ESTATE COMPANIES - 1.7%
    80,700   Great Eagle Holdings Ltd.                          $     91,072
    18,500   Henderson Land Development Trust                         83,511
    54,500   Kerry Properties Ltd.                                    53,118
                                                                ------------
                                                                $    227,701
                                                                ------------
             TOTAL FINANCIALS                                   $  2,773,283
                                                                ------------
             HEALTH CARE - 2.8%
             HEALTH CARE (DIVERSIFIED) - 1.2%
     2,700   Teva Pharmaceutical Industries Ltd.                $    166,401
                                                                ------------

   The accompanying notes are an integral part of these financial statements.

                                       7

    SHARES                                                             VALUE
             HEALTH CARE (DRUGS/MAJOR PHARMACEUTICALS) - 1.6%
     7,200   Aventis Pharmaceuticals*                           $     62,078
    10,400   E. Merck (India) Ltd.                                    59,538
     1,100   Gideon Richter*                                          59,950
     2,000   Ranbaxy Laboratories Ltd.                                28,633
                                                                ------------
                                                                $    210,199
                                                                ------------
             TOTAL HEALTH CARE                                  $    376,600
                                                                ------------
             TECHNOLOGY - 3.4%
             COMMUNICATIONS EQUIPMENT - 1.1%
    13,100   China Unicom (A.D.R.)*                             $    146,327
                                                                ------------
             COMPUTER (HARDWARE) - 0.3%
    32,000   Synnex Technology International Corp.              $     42,667
                                                                ------------
             ELECTRONICS (DEFENSE) - 0.8%
     5,700   Elbit Systems Ltd.                                 $    107,101
                                                                ------------
             ELECTRONICS (INSTRUMENTATION) - 0.8%
    69,000   Yageo Corp.*                                       $     50,936
    17,150   Elec & Eltek International Co., Ltd.                     49,907
                                                                ------------
                                                                $    100,843
                                                                ------------
             SERVICES (DATA PROCESSING) - 0.4%
   142,700   Shinawatra Computer Co., Plc.*                     $     50,331
                                                                ------------
             TOTAL TECHNOLOGY                                   $    447,269
                                                                ------------
             TRANSPORTATION - 1.5%
             RAILROADS - 0.8%
    57,000   Malaysia International Shipping Bhd.               $    103,500
                                                                ------------
             SHIPPING - 0.7%
   249,860   Evergreen Marine Corp.                             $     90,078
                                                                ------------
             TOTAL TRANSPORTATION                               $    193,578
                                                                ------------
             UTILITIES - 6.6%
             ELECTRIC COMPANIES - 5.8%
    31,900   Ceske Energeticke Zavody AS                        $     69,128
     6,100   Empresa Nacional
             Electricidad Chile (A.D.R.)                              63,318
     4,200   Enersis SA                                               55,860
    39,000   Hongkong Electric Holdings Ltd.                         145,042
    17,800   Korea Electric Power Corp.                              295,193
    70,300   Manila Electric Co. (Class B)*                           40,191
     6,860   Unified Energy System (G.D.R.) (144A)*                  106,869
                                                                ------------
                                                                $    775,601
                                                                ------------
             NATURAL GAS - 0.8%
   224,000   PetroChina Co., Ltd.*                              $     39,642
     6,600   Gazprom (A.D.R.) (144A)                                  65,055
                                                                ------------
                                                                $    104,697
                                                                ------------
             TOTAL UTILITIES                                    $    880,298
                                                                ------------
             TOTAL COMMON STOCK
             (Cost $12,949,753)                                 $ 13,000,111
                                                                ------------
             RIGHTS/WARRANTS - 0.2%
             COMMUNICATION SERVICES - 0.0%
             TELEPHONE - 0.0%
    32,210   Telecom Asia Public Co., Ltd.                      $      6,620
                                                                ------------
             TOTAL COMMUNICATION SERVICES                       $      6,620
                                                                ------------
             FINANCIALS - 0.2%
             BANKS (MAJOR REGIONAL) - 0.2%
   916,900   Siam Commercial Bank, 5/10/02 *                    $     25,084
                                                                ------------
             BANKS (MONEY CENTER) - 0.0%
    72,000   PT Lippo Bank, 4/15/02 *                           $          -
                                                                ------------
             TOTAL FINANCIALS                                   $     25,084
                                                                ------------
             TOTAL RIGHTS/WARRANTS
             (Cost $139,552)                                    $     31,704
                                                                ------------
             TOTAL INVESTMENT IN SECURITIES
             (Cost $13,313,663)                                 $13,295,719
                                                                ============

*    Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from regisration. At December 31, 2001, the value of these securities amounted to $404,680 or 2.74% of total net assets.

(a) Distributions of investments by country of issue, as percentage of total equity holdings, is as follows:

      South Korea                      13%
      Taiwan                           13
      India                            10
      Hong Kong                         9
      South Africa                      8
      Brazil                            7
      Mexico                            5
      Malaysia                          5
      Russia                            4
      Thailand                          3
      Chile                             3
      Singapore                         3
      Turkey                            2
      Poland                            2
      Israel                            2
      Peoples Rep Of China              2
      Indonesia                         2
      Peru                              1
      Philippines                       1
      United States                     1
      Argentina                         1
      Hungary                           1
      Egypt                             1
      Czech Republic                    1
                                    -----
                                    100.0%
                                    =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 12/31/01

                                                                                                       5/1/00
                                                                                    YEAR ENDED           TO
CLASS II                                                                             12/31/01         12/31/00
Net asset value, beginning of period                                                $ 12.08           $  18.02
                                                                                    -------           --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                                     $  0.09           $  (0.02)
   Net realized and unrealized gain (loss) on investments                             (0.98)             (5.59)
                                                                                    -------           --------
    Net increase (decrease) from investment operations                              $ (0.89)          $  (5.61)
Distributions to shareowners:
   Net investment income                                                                  -                  -
   Net realized gain                                                                      -              (0.33)
                                                                                    -------           --------
Net increase (decrease) in net asset value                                          $ (0.89)          $  (5.94)
                                                                                    -------           --------
Net asset value, end of period                                                      $ 11.19           $  12.08
                                                                                    -------           --------
Total return*                                                                         (7.37)%           (31.65)%
Ratio of net expenses to average net assets+                                           1.90%              2.11%**
Ratio of net investment income (loss) to average net assets+                           1.05%             (0.73)%**
Portfolio turnover rate                                                                 175%               156%**
Net assets, end of period (in thousands)                                            $ 7,861           $  5,819
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                        4.12%              4.47%**
   Net investment income (loss)                                                       (1.17)%            (3.09)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                        1.90%              2.09%**
   Net investment income (loss)                                                        1.05%             (0.71)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 12/31/01

ASSETS:
  Investment in securities, at value (cost $13,313,663)                     $ 13,295,719
  Cash                                                                         1,209,317
  Foreign currencies, at value                                                   399,701
  Receivables -
   Investment securities sold                                                     13,692
   Fund shares sold                                                               25,973
   Dividends, interest and foreign taxes withheld                                 62,901
   Collateral for securities loaned, at fair value                               329,745
   Forward foreign currency settlement contracts, net                                  -
   Due from Pioneer Investment Management, Inc.                                   53,531
  Other                                                                           21,692
                                                                            ------------
      Total assets                                                          $ 15,412,271
                                                                            ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                                  $    225,384
   Upon return of securities loaned                                              329,745
   Forward foreign currency settlement contracts, net                                  -
  Due to affiliates                                                                1,683
  Accrued expenses                                                                97,732
                                                                            ------------
      Total liabilities                                                     $    654,544
                                                                            ------------
NET ASSETS:
  Paid-in capital                                                           $ 23,163,990
  Accumulated undistributed net investment income                                 98,043
  Accumulated net realized loss                                               (8,477,207)
  Net unrealized loss on:
   Investments                                                                   (17,944)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                            (9,155)
                                                                            ------------
      Total net assets                                                      $ 14,757,727
                                                                            ------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                               $  6,896,280
   Shares outstanding                                                            614,033
                                                                            ------------
   Net asset value per share                                                $      11.23
  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                               $  7,861,447
   Shares outstanding                                                            702,755
                                                                            ------------
   Net asset value per share                                                $      11.19

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

                                                                             YEAR ENDED
                                                                             12/31/01

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $38,895)                      $    397,008
  Interest                                                                        43,393
  Income on securities loaned, net                                                    35
                                                                            ------------
      Total investment income                                               $    440,436
                                                                            ------------
EXPENSES:
  Management fees                                                           $    171,701
  Transfer agent fees                                                              2,916
  Distribution fees (Class II)                                                    17,725
  Administrative fees                                                             35,918
  Custodian fees                                                                 298,675
  Professional fees                                                               28,819
  Printing                                                                        24,428
  Fees and expenses of nonaffiliated trustees                                      7,111
  Miscellaneous                                                                    5,683
                                                                            ------------
     Total expenses                                                         $    592,976
     Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                    (328,370)
                                                                            ------------
     Net expenses                                                           $    264,606
                                                                            ------------
        Net investment income                                               $    175,830
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
   Investments                                                              $ (4,513,229)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                           (66,742)
                                                                            ------------
                                                                            $ (4,579,971)
                                                                            ------------
  Change in net unrealized gain (loss) from:
   Investments                                                              $  3,197,558
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                           (18,466)
                                                                            ------------
                                                                            $  3,179,092
                                                                            ------------
  Net loss on investments and foreign currency transactions                 $ (1,400,879)
                                                                            ============
  Net decrease in net assets resulting from operations                      $ (1,225,049)
                                                                            ============

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR                 YEAR
                                                                         ENDED                ENDED
                                                                        12/31/01            12/31/00
FROM OPERATIONS:
  Net investment income (loss)                                       $     175,830        $    (104,452)
  Net realized loss on investments                                      (4,579,971)          (4,050,335)
  Change in net unrealized gain (loss)
     on investments and foreign
     currency transactions                                               3,179,092           (5,241,025)
                                                                     -------------        -------------
     Net decrease in net assets
       resulting from operations                                     $  (1,225,049)       $  (9,395,812)
                                                                     -------------        -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income
   Class I                                                           $           -        $           -
   Class II                                                                      -                    -
  Net realized gain
   Class I                                                                       -             (380,527)
   Class II                                                                      -               (2,990)
                                                                     -------------        -------------
     Total distributions to shareowners                              $           -        $    (383,517)
                                                                     -------------        -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                   $  11,680,929        $  27,231,365
  Reinvestment of distributions                                                  -              383,516
  Cost of shares repurchased                                           (10,962,545)         (12,249,884)
                                                                     -------------        -------------
     Net increase in net assets
        resulting from fund share transactions                       $     718,384        $  15,364,997
                                                                     -------------        -------------
     Net increase (decrease) in net assets                           $    (506,665)       $   5,585,668
                                                                     -------------        -------------
NET ASSETS:
  Beginning of period                                                   15,264,392            9,678,724
                                                                     -------------        -------------
  End of period                                                      $  14,757,727        $  15,264,392
                                                                     =============        =============
  Accumulated net investment income (loss),
     end of period                                                   $      98,043        $      (4,126)
                                                                     =============        =============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 12/31/01

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (Formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity-Income VCT Portfolio
     (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer Swiss Franc Bond VCT Portfolio
     (Swiss Franc Bond Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer Real Estate Growth VCT Portfolio
     (Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Emerging Markets VCT Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in certain foreign countries, such as India, and the Portfolio may be unable to sell portfolio securities until the registration process is completed.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of December 31, 2001, the Portfolio had no open portfolio hedges. The Portfolio's gross forward foreign currency settlement contracts receivable and payable were $13,692 and $13,692, respectively resulting in a net receivable/payable of $0.

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the twelve months ended December 31, 2001, the Portfolio paid no such taxes.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of December 31, 2001, the Portfolio had no reserve related to capital gains taxes or taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2001, the Portfolio reclassified $73,661 from accumulated net investment income to accumulated net realized loss on investments. The reclassification has no impact on the net asset value of the Portfolio and is designed to present the Portfolio's capital accounts on a tax basis.

   At December 31, 2001, the Portfolio had a capital loss carryforward of $7,206,307 which will expire between 2008 and 2009 if not utilized.

   The following shows the tax character of distributions paid during the years ended December 31, 2001 and December 31, 2000 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2001. This amount does not include the capital loss carryforward detailed above.

                                          PIONEER
                                         EMERGING
                                          MARKETS
                                        VCT PORTFOLIO
                                            2001                2000
---------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                         $          -       $ 377,427
Long-Term capital gain                             -           5,987
                                        ------------       ---------
                                        $          -       $ 383,414
Return of Capital                                  -             103
                                        ------------       ---------
  Total distributions                   $          -       $ 383,517
                                        ------------       ---------

DISTRIBUTABLE EARNING
(ACCUMULATED LOSSES):
Undistributed ordinary income           $     99,384
Undistributed long-term gain                       -
Unrealized appreciation/depreciation    $   (910,579)
                                        ------------
   Total                                $   (811,195)
                                        ============

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

E. PORTFOLIO SHARES

   The Portfolios record sales and repurchases of their fund shares as of trade date. Dividends and distributions to shareowners are recorded on the ex-dividend date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $1,378,830 in commissions on the sale of Trust shares for the twelve months ended December 31, 2001. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. SECURITIES LENDING

   The Portfolio loans securities in its portfolio to certain brokers, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of December 31, 2001, the Portfolio loaned securities having a fair value of $321,045 and received collateral of $329,745.

G. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 1.15% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2001, there was no payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $294 in transfer agent fees payable to PIMSS at December 31, 2001.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1,389 payable to PFD at December 31, 2001.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2001, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                         GROSS               GROSS           NET DEPRECIATION/
                                        TAX COST      APPRECIATION       APPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio           $  14,206,298     $  790,246        $ (1,700,825)          $ (910,579)

6.PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2001, were $23,215,134 and $23,282,267, respectively.

7. CAPITAL SHARES

At December 31, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                        '01 SHARES         '01 AMOUNT         '00 SHARES          '00 AMOUNT
------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS PORTFOLIO
 CLASS I:
 Shares sold                              253,204          $ 2,885,183          992,499           $ 20,551,085
 Reinvestment of distributions                  -                   -            22,347                380,527
 Shares repurchased                      (419,620)          (4,818,588)        (750,582)           (12,229,682)
                                        ----------------------------------------------------------------------
   Net increase (decrease)               (166,416)         $(1,993,405)         264,264           $  8,701,930
                                        ======================================================================
 EMERGING MARKETS PORTFOLIO
 CLASS II:
 Shares sold                              776,451          $ 8,795,746          482,908           $  6,680,280
 Reinvestment of distributions                  -                   -               177                  2,989
 Shares repurchased                      (555,217)          (6,143,957)          (1,564)               (20,202)
                                        ----------------------------------------------------------------------
   Net increase                           221,234          $ 2,651,789          481,521           $  6,663,067
                                        ======================================================================

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS
TRUST:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Emerging Markets VCT Portfolio (one of the Portfolios constituting the Pioneer Variable Contracts Trust), as of December 31, 2001, and the related statement of operations, the statements of changes in net assets and the Class II financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Emerging Markets VCT Portfolio as of December 31, 2001, the results of its operations, the changes in its net assets, and the Class II financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 8, 2002

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr

SHAREHOLDER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

TRUSTEES AND OFFICERS
The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers of the Fund are listed below, together with their principal occupations during the past five years. Trustees who are deemed interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee or director of each of the 59 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. (Pioneer) serves as investment adviser (the Pioneer Funds). The address for all Trustees who are interested persons and all officers of the Fund is 60 State Street, Boston Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES


NAME, AGE AND ADDRESS     POSITION HELD            TERM OF OFFICE/LENGTH OF SERVICE    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
John F. Cogan, Jr. (75)*  Chairman of the Board,   Trustee since 1994.                 Deputy Chairman and a Director of Pioneer
                          Trustee and President    Serves until retirement or removal. Global Asset Management S.p.A. (PGAM);
                                                                                       Non-Executive Chairman and a Director
                                                                                       of Pioneer Investment Management USA Inc.
                                                                                       (PIM-USA); Chairman and a Director of
                                                                                       Pioneer; President of all of the Pioneer
                                                                                       Funds; and Of Counsel (since 2000,
                                                                                       Partner prior to 2000), Hale and Dorr LLP
                                                                                       (counsel to PIM - USA and the Pioneer Funds)

Daniel T. Geraci (44)**   Trustee and              Trustee since October 2001.         Director and CEO-US of PGAM since
                          Executive Vice President Serves until retirement or          November 2001; Director, Chief Executive
                                                   removal.                            Officer and President of PIM-USA since
                                                                                       October 2001; Director of Pioneer Funds
                                                                                       Distributor, Inc. and Pioneer Investment
                                                                                       Management Shareholder Services, Inc.
                                                                                       since October 2001; President and a
                                                                                       Director of Pioneer and Pioneer International
                                                                                       Corporation since October 2001; Executive
                                                                                       Vice President of all of the Pioneer Funds
                                                                                       since October 2001; President of Fidelity
                                                                                       Private Wealth Management Group from 2000
                                                                                       through October 2001; and Executive Vice
                                                                                       President -- Distribution and Marketing of
                                                                                       Fidelity Investments Institutional Services
                                                                                       and Fidelity Investments Canada Ltd. prior
                                                                                       to 2000

NAME, AGE AND ADDRESS     OTHER DIRECTORSHIPS HELD
John F. Cogan, Jr. (75)   Director of Harbor Global Company, Ltd.

Daniel T. Geraci (44)**                   None

*Mr. Cogan is an interested trustee because he is an officer or director of the Fund's investment advisor and certain of its affiliates.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the Fund's investment advisor and certain of its affiliates.

INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS         POSITION HELD     TERM OF OFFICE/LENGTH OF SERVICE    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Mary K. Bush (53)             Trustee           Trustee since 2000.                 President, Bush & Co.(international
4201 Cathedral Avenue, NW,                      Serves until retirement or removal. financial advisory firm)
Washington, DC, 20016

Richard H. Egdahl, M.D.(75)   Trustee           Trustee since 1995.                 Alexander Graham Bell Professor of Health
Boston University Healthcare                    Serves until retirement or removal. Care Entrepreneurship, Boston University;
Entrepreneurship Program,                                                           Professor of Management, Boston University
53 Bay State Road,                                                                  School of Management; Professor of Public
Boston, MA 02215                                                                    Health, Boston University School of Public
                                                                                    Health; Professor of Surgery, Boston University
                                                                                    School of Medicine; University Professor,
                                                                                    Boston University

Margaret B.W. Graham (54)     Trustee           Trustee since 2000.                 Founding Director, The Winthrop Group, Inc.
1001 Sherbrooke Street West,                    Serves until retirement or removal. (consulting firm); Professor of Management,
Montreal, Quebec, Canada                                                            Faculty of Management, McGill University

Marguerite A. Piret (53)      Trustee           Trustee since 1995.                 President, Newbury, Piret & Company, Inc.
One Boston Place, 26th Floor,                   Serves until retirement or removal. (merchant banking firm)
Boston, MA 02108

Stephen K. West (73)          Trustee           Trustee since 1995.                 Of Counsel, Sullivan & Cromwell (law firm)
125 Broad Street,                               Serves until retirement or removal.
New York, NY 10004

John Winthrop (65)            Trustee           Trustee since 2000.                 President, John Winthrop & Co., Inc.
One North Adgers Wharf                          Serves until retirement or removal. (private investment firm)
Charleston, SC 29401

NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS HELD
Mary K. Bush (53)               Director and/or Trustee of Brady Corporation
4201 Cathedral Avenue, NW,      (industrial identification and specialty coated
Washington, DC, 20016           material products manufacturer), Mastec Inc.
                                (communications and energy infrastructure),
                                Mortgage Guaranty Insurance Corporation,
                                R.J. Reynolds Tobacco Holdings, Inc. (tobacco)
                                and Student Loan Marketing Association
                                (secondary marketing of student loans)

Richard H. Egdahl, M.D.(75)     None
Boston University Healthcare
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

Margaret B.W. Graham (54)       None
1001 Sherbrooke Street West,
Montreal, Quebec, Canada

Marguerite A. Piret (53)        Director, Organogenesis Inc.
One Boston Place, 26th Floor,   (tissue engineering company)
Boston, MA 02108

Stephen K. West (73)            Director, Dresdner RCM Global Strategic Income
125 Broad Street,               Fund, Inc. and The Swiss Helvetia Fund, Inc.
New York, NY 10004              (closed-end investment companies),
                                AMVESCAP PLC (investment managers) and
                                First ING Life Insurance Company of New York

John Winthrop (65)              Director of NUI Corp. (energy sales,
One North Adgers Wharf          services and distribution)
Charleston, SC 29401

FUND OFFICERS

NAME, AGE AND ADDRESS        POSITION HELD          TERM OF OFFICE/LENGTH OF SERVICE    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Joseph P. Barri (55)         Secretary              Since 1994. Serves at the           Partner, Hale and Dorr, LLP; Secretary of
                                                    discretion of Board.                each Pioneer fund

Dorothy E. Bourassa (54)     Assistant Secretary    Since 2000. Serves at the           Secretary of PIM-USA: Senior Vice President-
                                                    discretion of Board.                Legal of Pioneer; and Secretary/Clerk of
                                                                                        most of PIM-USA's subsidiaries since October
                                                                                        2000; Assistant Secretary of all of
                                                                                        the Pioneer Funds since November 2000;
                                                                                        Senior Counsel, Assistant Vice President
                                                                                        and Director of Compliance of PIM-USA from
                                                                                        April 1998 through October 2000; Vice
                                                                                        President and Assistant General Counsel,
                                                                                        First Union Corporation from December 1996
                                                                                        through March 1998

Vincent Nave (56)            Treasurer              Since 2000. Serves at the           Vice President-Fund Accounting and Custody
                                                    discretion of Board.                Services of Pioneer (Manager from September
                                                                                        1996 to February 1999); and Treasurer of all
                                                                                        of the Pioneer Funds (Assistant Treasurer
                                                                                        from June 1999 to November 2000)

Luis I. Presutti (36)        Assistant Treasurer    Since 2000. Serves at the           Assistant Vice President-Fund Accounting,
                                                    discretion of Board.                Administration and Custody Services of
                                                                                        Pioneer (Fund Accounting Manager from
                                                                                        1994 to 1999); and Assistant Treasurer of
                                                                                        all of the Pioneer Funds since November 2000

John F. Daly III (36)        Assistant Treasurer    Since 2000. Serves at the           Global Custody and Settlement Division
                                                    discretion of Board.                Manager of PIM-USA; and Assistant Treasurer
                                                                                        of all of the Pioneer Funds since November
                                                                                        2000

NAME, AGE AND ADDRESS        OTHER DIRECTORSHIPS HELD
Joseph P. Barri (55)         None

Dorothy E. Bourassa (54)     None

Vincent Nave (56)            None

Luis I. Presutti (36)        None

John F. Daly III (36)        None

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.